General	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Organization, Consolidation and Presentation of Financial Statements [Abstract]
General

NOTE 1:- GENERAL

a.	Qnergy Inc. (the “Company”) was incorporated in Delaware, USA on October 31, 2013. The Company is engaged in development, production, sales and marketing and maintenance of system suppling energetic and/or electric power, including engines and generators, based on thermodynamic technologies to produce electricity and heat, using an external combustion engine.

Until December 31 ,2019, Qnergy Inc. was a wholly owned subsidiary of Qnergy Ltd., an Israeli corporation. On December 31, 2019, Qnergy Ltd., the former parent company, transferred 100% of its holdings in the Company to its shareholders - Kibbutz Ein Harod Ihud (“E.H.I. Holdings”), Tene Growth Capital (Investment Fund) and Tene Investment in Qnergy Limited Partnership, as a payment for a redemption of redeemable shares by Qnergy Ltd. to its shareholders (all together - “the Restructuring”). Upon completion of the Restructuring, Qnergy Ltd. is no longer a shareholder of the Company. The transactions prior to the Restructuring were accounted for as transactions between entities under common control at carrying amount, which required retrospective combination of the Company and Qnergy Ltd. for all periods presented.

b.	Since incorporation through June 30, 2021, the Company has incurred accumulated losses in the amount of $42,066 and negative cash flows from operations in the amount of $2,050 for the six-month period then ended. The Company has financed its operations mainly through the issuance and sale of shares, convertible loans, other long-term loans and by payments received from sales of its products. On April 21, 2021, the Company entered into a credit line agreement of up to $3,000 with a certain investor (See Note 6a). As a result, the Company’s cash and cash equivalents as of the approval date of these interim condensed financial statements, together with management’s plans, will allow the Company to fund its operation for at least twelve months from the approval date of these financial statements. However, the Company expects to continue to incur losses related to its ongoing operations and in order to continue its future operations, the Company will need to obtain additional funding until becoming profitable.

NOTE 1:- GENERAL

a.	Qnergy Inc. (the “Company”) was incorporated in Delaware, USA on October 30, 2013. The Company is engaged in development, production, sales and marketing and maintenance of system suppling energetic and/or electric power, including engines and generators, based on thermodynamic technologies to produce electricity and heat, using an external combustion engine.

Until December 31 ,2019, Qnergy Inc. was a wholly owned subsidiary of Qnergy Ltd., an Israeli corporation. On December 31, 2019, Qnergy Ltd., the former parent company, transferred 100% of its holdings in the Company to its shareholders - Kibbutz Ein Harod Ihud (“E.H.I. Holdings”), Tene Growth Capital (Investment Fund) and Tene Investment in Qnergy Limited Partnership, as a payment for a redemption of redeemable shares by Qnergy Ltd. to its shareholders (all together - “the Restructuring”). Upon completion of the Restructuring, Qnergy Ltd. is no longer a shareholder of the Company. The transactions prior to the Restructuring were accounted for as transactions between entities under common control at carrying amount, which required retrospective combination of the Company and Qnergy Ltd. for all periods presented.

b.	Since incorporation through December 31, 2020, the Company has incurred accumulated losses in the amount of $39,352 and negative cash flows from operations in the amount of $3,830 for the year than ending. The Company has financed its operations mainly through the issuance and sale of shares, convertible loans, other long-term loans and by payments received from sales of its products. On April 21, 2021, the Company entered into a credit line agreement of up to $3,000 with a certain investor (See Note 17c). As a result, the Company’s cash and cash equivalents as of the approval date of these financial statements, and management’s plans will allow the Company to fund its operating plans for at least twelve months from the approval date of these financial statements. However, the Company expects to continue to incur expenses related to its ongoing operations and in order to continue its future operations, the Company will need to obtain additional funding until becoming profitable.

c.	The COVID-19 pandemic:

During 2020, the Company experienced disruptions to its business impacting revenues and its financial results. In order to mitigate the impact of the decline in business as a result of the pandemic, the Company implemented cost savings measures through 2020 and in addition reduced its production capacity.

While the Company expect that this public health threat will be eased by global vaccination and lifted restrictions on traveling, current macro-economic environment and current uncertainties regarding the potential impact of COVID-19 may have on the Company’s business, there can be no assurance that the Company’s estimates and assumptions used in the measurement of various assets and liabilities in the financial statements will prove to be accurate predictions of the future. If the Company’s assumptions regarding forecasted cash flows are not achieved, it is possible that an impairment review may be triggered and certain assets and liabilities in the financial statements may be impaired. Additionally, the Company’s liquidity could be negatively impacted if these conditions continue for a significant period of time and the Company may be required to pursue additional sources of financing to obtain working capital, maintain appropriate inventory levels, and meet the Company’s financial obligations. Currently, capital and credit markets have been disrupted by the crisis and the Company’s ability to obtain any required financing is not guaranteed and largely dependent upon evolving market conditions and other factors. Depending on the continued impact of the crisis, further actions may be required to improve the Company’s cash position and capital structure.

c.	The COVID-19 pandemic: (Cont.)

Accordingly, the COVID-19 pandemic and the related global reaction could have a material adverse effect on the Company’s business, results of operations and financial condition.